Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Cash flows from operating activities
Net income	[1]	$ 1,912	$ 2,192	$ 6,203	$ 6,096
Adjustment for:
Net interest income	[1],[2]	(4,862)	(4,573)	(14,329)	(13,596)
Depreciation and amortization	[1]	428	412	1,259	1,230
Provision for credit losses	[1]	1,052	819	3,021	2,166
Equity-settled share-based payment expense	[1]	1	1	11	12
Net gain on sale of investment securities	[1]	(2)	(30)	(24)	(130)
Net (gain)/loss on divestitures	[1]	136		136
Net income from investments in associated corporations	[1]	(54)	(55)	(157)	(135)
Income tax expense	[1]	451	497	1,521	2,086
Changes in operating assets and liabilities:
Trading assets	[1]	(1,593)	(5,568)	(15,818)	(5,847)
Securities purchased under resale agreements and securities borrowed	[1]	(206)	(17,220)	5,567	(23,800)
Loans	[1]	(7,550)	6,727	(13,551)	(2,234)
Deposits	[1]	11,038	22,047	6,754	43,597
Obligations related to securities sold short	[1]	(5,227)	(3,341)	(3,890)	(2,949)
Obligations related to securities sold under repurchase agreements and securities lent	[1]	4,387	17,261	18,035	8,075
Net derivative financial instruments	[1]	2,149	(1,433)	3,251	(465)
Other, net	[1]	637	629	(2,812)	(2,328)
Interest and dividends received	[1]	15,914	14,882	46,006	41,755
Interest paid	[1]	(10,966)	(9,419)	(31,338)	(24,930)
Income tax paid	[1]	(532)	(501)	(1,385)	(1,625)
Net cash from/(used in) operating activities	[1]	7,113	23,327	8,460	26,978
Cash flows from investing activities
Interest-bearing deposits with financial institutions	[1]	(384)	(23,830)	30,818	(22,897)
Purchase of investment securities	[1]	(23,166)	(20,121)	(88,194)	(68,383)
Proceeds from sale and maturity of investment securities	[1]	18,470	23,723	57,231	68,386
Property and equipment, net of disposals	[1]	(134)	(217)	(368)	(289)
Other, net	[1]	(242)	26	(719)	(538)
Net cash from/(used in) investing activities	[1]	(5,456)	(20,419)	(1,232)	(23,721)
Cash flows from financing activities
Proceeds from issue of subordinated debentures	[1]	1,000	1,000	1,000	1,337
Redemption of subordinated debentures	[1]	(1,500)		(3,250)	(2)
Proceeds from preferred shares and other equity instruments issued	[1]			1,004
Redemption of preferred shares	[1]			(300)
Proceeds from common shares issued	[1]	483	467	1,440	920
Cash dividends and distributions paid	[1]	(1,424)	(1,375)	(4,237)	(4,035)
Distributions to non-controlling interests	[1]	(17)	(14)	(73)	(75)
Payment of lease liabilities	[1]	(74)	(78)	(232)	(248)
Other, net	[1]	(630)	582	(3,406)	326
Net cash from/(used in) financing activities	[1]	(2,162)	582	(8,054)	(1,777)
Effect of exchange rate changes on cash and cash equivalents	[1]	(11)	(147)	(94)	90
Net change in cash and cash equivalents	[1]	(516)	3,343	(920)	1,570
Cash and cash equivalents at beginning of period	[1],[3]	9,769	9,292	10,173	11,065
Cash and cash equivalents at end of period	[1],[3]	$ 9,253	$ 12,635	$ 9,253	$ 12,635

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[3]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).